Note 21 - Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	$ 120,052	$ 91,869	$ 118,257
Inter-segment net operating revenues	0	0	0
Net operating revenues	120,052	91,869	118,257
Cost of sales	(70,694)	(49,251)	(72,865)
Depreciation, depletion and amortization	(8,507)	(7,188)	(5,928)
Exploration, including exploratory dry holes	(1,981)	(1,702)	(1,775)
Impairment	(402)	(319)	(519)
Selling, general and administrative expenses	(8,977)	(7,020)	(7,429)
Research and development expenses	(993)	(681)	(941)
Employee benefit expense	(752)	(719)	(841)
Other operating expenses	(3,588)	(3,120)	(2,665)
Costs and expenses	(95,894)	(70,000)	(92,963)
Operating income (loss)	24,158	21,869	25,294
Equity in results of non-consolidated companies	413	157	(21)
Financial income (expenses), net	1,701	429	2,377
Other taxes	(523)	(333)	(433)
Other expenses, net	82	(61)	(225)
Income (loss) before income taxes	25,831	22,061	26,992
Income tax benefits (expense)	(6,356)	(5,238)	(9,259)
Net income (loss) for the year	19,475	16,823	17,733
Less: Net income (loss) attributable to the noncontrolling interest	(291)	(1,319)	1,146
Net income (loss) attributable to Petrobras	19,184	15,504	18,879
Exploration and Production [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	242	476	973
Inter-segment net operating revenues	54,042	38,301	58,051
Net operating revenues	54,284	38,777	59,024
Cost of sales	(20,525)	(16,329)	(21,130)
Depreciation, depletion and amortization	(5,757)	(4,344)	(3,544)
Exploration, including exploratory dry holes	(1,277)	(1,199)	(1,303)
Impairment	(346)	(319)	(171)
Selling, general and administrative expenses	(436)	(322)	(419)
Research and development expenses	(437)	(254)	(494)
Employee benefit expense	0	0	0
Other operating expenses	(863)	(1,293)	(117)
Costs and expenses	(29,641)	(24,060)	(27,178)
Operating income (loss)	24,643	14,717	31,846
Equity in results of non-consolidated companies	106	(4)	0
Financial income (expenses), net	0	0	0
Other taxes	(134)	(57)	(37)
Other expenses, net	(59)	(68)	(152)
Income (loss) before income taxes	24,556	14,588	31,657
Income tax benefits (expense)	(8,313)	(4,961)	(10,764)
Net income (loss) for the year	16,243	9,627	20,893
Less: Net income (loss) attributable to the noncontrolling interest	108	56	138
Net income (loss) attributable to Petrobras	16,351	9,683	21,031
Refining, Transportation & Marketing [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	64,991	48,768	68,787
Inter-segment net operating revenues	32,549	25,539	26,872
Net operating revenues	97,540	74,307	95,659
Cost of sales	(90,380)	(60,374)	(94,222)
Depreciation, depletion and amortization	(946)	(1,213)	(1,109)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(2,981)	(2,364)	(2,462)
Research and development expenses	(212)	(164)	(151)
Employee benefit expense	0	0	0
Other operating expenses	(842)	(424)	(268)
Costs and expenses	(95,361)	(64,539)	(98,212)
Operating income (loss)	2,179	9,768	(2,553)
Equity in results of non-consolidated companies	155	53	(245)
Financial income (expenses), net	0	0	0
Other taxes	(70)	(46)	(64)
Other expenses, net	14	205	(155)
Income (loss) before income taxes	2,278	9,980	(3,017)
Income tax benefits (expense)	(722)	(3,375)	943
Net income (loss) for the year	1,556	6,605	(2,074)
Less: Net income (loss) attributable to the noncontrolling interest	(17)	(42)	38
Net income (loss) attributable to Petrobras	1,539	6,563	(2,036)
Gas & Power [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	7,482	5,085	8,158
Inter-segment net operating revenues	1,025	881	1,187
Net operating revenues	8,507	5,966	9,345
Cost of sales	(5,964)	(4,238)	(8,061)
Depreciation, depletion and amortization	(477)	(398)	(367)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(854)	(421)	(507)
Research and development expenses	(73)	(31)	(40)
Employee benefit expense	0	0	0
Other operating expenses	(257)	(482)	(663)
Costs and expenses	(7,625)	(5,570)	(9,638)
Operating income (loss)	882	396	(293)
Equity in results of non-consolidated companies	159	122	103
Financial income (expenses), net	0	0	0
Other taxes	(31)	(13)	(53)
Other expenses, net	4	(9)	(200)
Income (loss) before income taxes	1,014	496	(443)
Income tax benefits (expense)	(291)	(128)	184
Net income (loss) for the year	723	368	(259)
Less: Net income (loss) attributable to the noncontrolling interest	11	(28)	76
Net income (loss) attributable to Petrobras	734	340	(183)
International [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	10,724	8,469	10,024
Inter-segment net operating revenues	2,739	1,728	916
Net operating revenues	13,463	10,197	10,940
Cost of sales	(9,759)	(7,437)	(8,735)
Depreciation, depletion and amortization	(861)	(870)	(564)
Exploration, including exploratory dry holes	(704)	(503)	(472)
Impairment	(56)	0	(348)
Selling, general and administrative expenses	(807)	(731)	(788)
Research and development expenses	(1)	(2)	(3)
Employee benefit expense	0	0	0
Other operating expenses	(185)	(146)	(473)
Costs and expenses	(12,373)	(9,689)	(11,383)
Operating income (loss)	1,090	508	(443)
Equity in results of non-consolidated companies	(1)	(16)	71
Financial income (expenses), net	0	0	0
Other taxes	(119)	(77)	(126)
Other expenses, net	106	(183)	(107)
Income (loss) before income taxes	1,076	232	(605)
Income tax benefits (expense)	(238)	(319)	(213)
Net income (loss) for the year	838	(87)	(818)
Less: Net income (loss) attributable to the noncontrolling interest	(39)	(67)	10
Net income (loss) attributable to Petrobras	799	(154)	(808)
Distribution [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	36,613	29,071	30,315
Inter-segment net operating revenues	695	601	577
Net operating revenues	37,308	29,672	30,892
Cost of sales	(34,091)	(27,030)	(28,317)
Depreciation, depletion and amortization	(203)	(176)	(165)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(1,861)	(1,490)	(1,425)
Research and development expenses	(5)	(5)	(8)
Employee benefit expense	0	0	0
Other operating expenses	(50)	0	(90)
Costs and expenses	(36,210)	(28,701)	(30,005)
Operating income (loss)	1,098	971	887
Equity in results of non-consolidated companies	0	0	49
Financial income (expenses), net	0	0	0
Other taxes	(17)	(13)	(11)
Other expenses, net	20	2	320
Income (loss) before income taxes	1,101	960	1,245
Income tax benefits (expense)	(374)	(326)	(406)
Net income (loss) for the year	727	634	839
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to Petrobras	727	634	839
Corporate [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	0	0	0
Inter-segment net operating revenues	0	0	0
Net operating revenues	0	0	0
Cost of sales	0	0	0
Depreciation, depletion and amortization	(241)	(187)	(179)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(2,235)	(1,894)	(1,972)
Research and development expenses	(265)	(225)	(245)
Employee benefit expense	(752)	(719)	(841)
Other operating expenses	(1,464)	(792)	(1,054)
Costs and expenses	(4,957)	(3,817)	(4,291)
Operating income (loss)	(4,957)	(3,817)	(4,291)
Equity in results of non-consolidated companies	(6)	2	1
Financial income (expenses), net	1,701	429	2,377
Other taxes	(151)	(126)	(142)
Other expenses, net	(3)	(8)	69
Income (loss) before income taxes	(3,416)	(3,520)	(1,986)
Income tax benefits (expense)	3,317	3,642	1,045
Net income (loss) for the year	(99)	122	(941)
Less: Net income (loss) attributable to the noncontrolling interest	(354)	(1,238)	884
Net income (loss) attributable to Petrobras	(453)	(1,116)	(57)
Eliminations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	0	0	0
Inter-segment net operating revenues	(91,050)	(67,050)	(87,603)
Net operating revenues	(91,050)	(67,050)	(87,603)
Cost of sales	90,025	66,157	87,600
Depreciation, depletion and amortization	(22)	0	0
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	197	202	144
Research and development expenses	0	0	0
Employee benefit expense	0	0	0
Other operating expenses	73	17	0
Costs and expenses	90,273	66,376	87,744
Operating income (loss)	(777)	(674)	141
Equity in results of non-consolidated companies	0	0	0
Financial income (expenses), net	0	0	0
Other taxes	(1)	(1)	0
Other expenses, net	0	0	0
Income (loss) before income taxes	(778)	(675)	141
Income tax benefits (expense)	265	229	(48)
Net income (loss) for the year	(513)	(446)	93
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to Petrobras	$ (513)	$ (446)	$ 93